Financial Instruments and Risk Management - Schedule of Credit Risk (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Credit Risk [Abstract]
Trade receivables	$ 32,482	$ 47,412
Joint interest receivables	19,719	4,655
Accrued joint interest receivables	13,985	4,350
Accounts receivable	$ 66,186	$ 56,417